UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10113

UBS Juniper Crossover Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-6000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

September 30, 2012

	INVESTMENTS IN SECURITIES (UNITED STATES) (29.40%)

Shares		Fair Value

	COMMON STOCK (25.38%)

	DRUG DISCOVERY/DRUG DEVELOPMENT (0.01%)
2,888	Acceleron Pharmaceuticals, Inc., Common *	$761

	RESEARCH PRODUCT/TECHNOLOGY PLATFORM (25.37%)
297,816	Supernus Pharmaceuticals, Inc. *	3,388,190

	TOTAL COMMON STOCK (Cost $1,286,507)	3,388,951

	PREFERRED STOCKS (3.95%)

	DRUG DISCOVERY/DRUG DEVELOPMENT (2.68%)
558,964	Acceleron Pharmaceuticals, Inc., Series B *	192,284
86,977	Acceleron Pharmaceuticals, Inc., Series C *	41,944
11,624	Acceleron Pharmaceuticals, Inc., Series D *	7,511
52,413	Acceleron Pharmaceuticals, Inc., Series E *	95,712
19,300	Acceleron Pharmaceuticals, Inc., Series F *	19,483

		356,934

	MEDICAL - BIOMEDICAL/GENETICS (1.27%)
316,091	Macrogenics, Inc., Series A *	16,259
982,489	Macrogenics, Inc., Series B *	41,062
1,504,459	Macrogenics, Inc., Series C *	91,898
121,181	Macrogenics, Inc., Series D *	20,648

		169,867

	TOTAL PREFERRED STOCKS (Cost $2,946,874)	526,801

	WARRANTS (0.07%)

	DRUG DISCOVERY/DRUG DEVELOPMENT (0.07%)
55,979	Acceleron Pharmaceuticals, Inc., $1.47, 06/10/20 *	9,718

	MEDICAL - BIOMEDICAL/GENETICS (0.00%)
9,089	Macrogenics, Inc., $0.65, 09/24/18 *	88

	TOTAL WARRANTS (Cost $—)	9,806

	TOTAL INVESTMENTS IN SECURITIES (Cost $4,233,381)	3,925,558

TOTAL INVESTMENTS IN SECURITIES (UNITED STATES) — 29.40%	3,925,558

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 70.60%	9,428,941

TOTAL MEMBERS’ CAPITAL — 100.00%	$13,354,499

Percentages shown represent a percentage of members’ capital as of September 30, 2012.

*	Non-income producing security.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 during the nine month period ended September 30, 2012.

ASSETS TABLE

	Total Fair Value at September 30,	Level 1	Level 2	Level 3
Description	2012
Investments in Securities
Common Stock
Drug Discovery/Drug Development	$761	$—	$—	$761
Research Product/Technology Platform	3,388,190	—	—	3,388,190

Total Common Stock	3,388,951	—	—	3,388,951

Preferred Stocks
Drug Discovery/Drug Development	356,934	—	—	356,934
Medical - Biomedical/Genetics	169,867	—	—	169,867

Total Preferred Stocks	526,801	—	—	526,801

Warrants
Drug Discovery/Drug Development	9,718	—	—	9,718
Medical - Biomedical/Genetics	88	—	—	88

Total Warrants	9,806	—	—	9,806

Total Investments in Securities	$3,925,558	$—	$—	$3,925,558

Total Assets	$3,925,558	$—	$—	$3,925,558

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Accrued discounts /premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers in and/or out of Level 3	Balance as of September 30, 2012
Investments in Securities

Common Stock

Drug Discovery/Drug Development	$3,004	$—	$—	$(2,243)	$—	$—	$—	$761

Research Product/Technology Platform	—	—	—	—	—	—	3,388,190	3,388,190

Total Common Stock	3,004	—	—	(2,243)	—	—	3,388,190	3,388,951

Preferred Stocks

Drug Discovery/Drug Development	13,166,438	—	7,903,841	(5,522,528)	—	(15,190,817)		356,934

Medical – Biomedical/Genetics	586,380	—	—	(416,513)	—	—	—	169,867

Research Product/Technology Platform	2,121,940	—	—	811,255	454,995	—	(3,388,190)	—

Total Preferred Stocks	15,874,758	—	7,903,841	(5,127,786)	454,995	(15,190,817)	(3,388,190)	526,801

Warrants

Drug Discovery/Drug Development	187,006	—	—	(177,288)	—	—	—	9,718

Medical – Biomedical/Genetics	273	—	—	(185)	—	—	—	88

Total Warrants	187,279	—	—	(177,473)	—	—	—	9,806

Ending Balance	$16,065,041	$—	$7,903,841	$(5,307,502)	$454,995	$(15,190,817)	$—	$3,925,558

The transfer out of Level 3 Preferred Stocks – Research Product/Technology Platform into Level 3 Common Stock - Research Product/Technology Platform, respectively, at September 30, 2012 is due to an initial public offering of Supernus Pharmaceuticals, Inc. on May 4, 2012.

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2012 is $(478,871).

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit spread, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Board of Directors of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Board of Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

A breakdown of the Fund’s portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at the average of the final bid and ask prices as of the measurement date.

Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

Private and public securities in the amount of $3,925,558 were fair valued by the Adviser at September 30, 2012 using the methodologies described below. These securities are classified as Level 3 positions in the fair value hierarchy.

When the Fund holds restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be fair value less a discount to reflect contractual or legal restrictions limiting resale for those securities. The discount is accreted over the discount period in these cases. At September 30, 2012, the Fund did not hold any PIPEs.

Private securities including warrants are valued pursuant to the Fund’s Valuation Policy. In such situations, the Fund’s investments are valued in a manner that the Adviser, following procedures approved by the Valuation Committee, determines best reflects their fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company’s operating performance and financial condition and general and industry specific market conditions that could impact the valuation. Changes in these factors could lead to changes in the inputs used to drive the various valuation methods or models discussed below. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale or financing round, the pricing indicated by that external event is utilized to corroborate or adjust the Fund’s valuation of the debt and equity securities.

The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, generally accepted valuation approaches such as market multiples, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment. The Fund may also utilize a third party specialist to assist in the valuation of such securities.

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

For the Fund’s investments in portfolio companies with capital structures involving multiple classes of stock, an equity allocation model can be used to allocate the total equity value of the company among the various classes of stock based on the unique rights and preferences of each class of stock. The equity allocation model called Option Pricing Method (OPM) may be used by the Fund to value such securities. Under the OPM, each class of stock is modeled as a call option with a distinct claim on the enterprise value of the company. The class of stock’s option exercise price is based on a comparison with the enterprise value. Both common stock and preferred stock have, at the time of a liquidity event, payoff diagrams that are similar to the payoff diagrams of regular call options. The characteristics of each class of stock, including conversion ratios and any liquidation preferences (which are based on the specific terms of the capital structure unique to each respective portfolio company), determine the class of stock’s claim on the enterprise value. Under this method, the common stock of the company has value only if the funds available for distribution to shareholders exceed the value of the liquidation preference of the preferred securities at the time of a liquidity event. The OPM commonly uses the Black-Scholes model to price the call option.

The primary inputs/assumptions required for the OPM’s Black-Scholes calculations are: (i) total equity value, (ii) term (or the expected time until a liquidity event), (iii) risk-free rate, (iv) standard deviation or volatility, and (v) strike prices based on value thresholds where allocation percentages among various classes of stock changes. Total equity is either determined using generally accepted valuation approaches or, in the event of a historical equity financing round, a backsolve method may be used in which the equity value is derived from the transaction pricing. The term input is driven by the Adviser’s expectation on the timing of a future liquidity event. The term is then relevant in the selection of an appropriate risk free rate. Volatility is estimated based on the standard deviation of publicly-traded comparable companies over the relevant term. In certain cases, recovery rates may be used and may be estimated on a facts and circumstance basis based on the specific factors surrounding the portfolio company.

The valuation techniques and related significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of September 30, 2012 were as follows:

Type of Investment	Fair Value at September 30, 2012	Valuation Technique	Unobservable Input	Range
Common Stock
	$3,388,190	Discount to listed price	Discount for restriction period	1.46%
	$761	Bid price	N/A	See notes below

Preferred Stocks and Warrants
	$536,607	Bid price	N/A	See notes below

An increase in the unobservable input discount for restriction period (identified above) will decrease the valuation of the security.

Prior to September 30, 2012 the Macrogenics and Acceleron positions were valued at fair value using the methodologies described in the portfolio valuation footnote above. During September 2012, the Investment

UBS Juniper Crossover Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Manager solicited bids on a portfolio consisting of the following securities and earnouts and escrows receivable as listed below:

Securities:

Acceleron (Series B, C, D, E and F Preferred shares, common stock and warrant)

Macrogenics (Series A, B, C and D Preferred shares and warrant)

Earnouts and Escrows:

Adiana

Amnis

Cerexa

Sapphire Therapeutics

SuperDimension

The value of the portfolio and receivables offered for bidding was $3,110,476 as of August 31, 2012. A bid of $1,000,000 was put forward for these holdings and the Board of Directors voted to accept this bid and move forward with the final liquidation of the portfolio during the meeting held on October 1, 2012. This bid was used as the basis of valuation for the holdings as of September 30, 2012. For purposes of the Schedule of Investments and the above table, the $1,000,000 bid was allocated pro rata across the individual holdings based on their August 31, 2012 valuation.

The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for the Fund’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Juniper Crossover Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	November 27, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	November 27, 2012

*	Print the name and title of each signing officer under his or her signature.